Business Description (Details) - Schedule of the Company's Principal Subsidiaries	12 Months Ended
Mar. 31, 2024
We Health Limited (“We Health”) [Member]
Wholly owned subsidiaries
Date of incorporation / acquisition	Jul. 08, 2021
Place of incorporation	New York
Percentage of legal ownership	100.00%
Principal activities	Investment holding
Akso Medical Cloud Limited (“Akso Medical Cloud”) [Member]
Wholly owned subsidiaries
Date of incorporation / acquisition	Nov. 15, 2023
Place of incorporation	BVI
Percentage of legal ownership	100.00%
Principal activities	Investment holding
We Healthy Limited (“We Healthy”) [Member]
Wholly owned subsidiaries
Date of incorporation / acquisition	Dec. 15, 2021
Place of incorporation	Hong Kong
Percentage of legal ownership	51.00%
Principal activities	Investment holding
Akso Medi-care Limited (“Akso Medi-care”) [Member]
Wholly owned subsidiaries
Date of incorporation / acquisition	Dec. 04, 2023
Place of incorporation	Hong Kong
Percentage of legal ownership	100.00%
Principal activities	Investment holding
Akso Remote Medical Consultation Center Inc. (“Akso Remote Medical”) [Member]
Wholly owned subsidiaries
Date of incorporation / acquisition	Jan. 03, 2022
Place of incorporation	Wyoming
Percentage of legal ownership	100.00%
Principal activities	Provision of health treatment services
Akso Online MediTech Co., Ltd.(“Akso Online MediTech”) [Member]
Wholly owned subsidiaries
Date of incorporation / acquisition	Jan. 04, 2022
Place of incorporation	Wyoming
Percentage of legal ownership	100.00%
Principal activities	Sales of medical devices
Akso First Health Treatment Center Inc. (“Akso First Health”) [Member]
Wholly owned subsidiaries
Date of incorporation / acquisition	Jan. 04, 2022
Place of incorporation	Massachusetts
Percentage of legal ownership	100.00%
Principal activities	Provision of health treatment services
Tianjin Akso Enterprise Management Co., Limited. (Wholly Owned Foreign Enterprise ,“WOFE” [Member]
Wholly owned subsidiaries
Date of incorporation / acquisition	Jan. 16, 2024
Place of incorporation	PRC
Percentage of legal ownership	100.00%
Principal activities	Provision of consultancy support
Qindao Akso Health Management Co., Limited [Member]
Wholly owned subsidiaries
Date of incorporation / acquisition	Jan. 26, 2022
Place of incorporation	PRC
Percentage of legal ownership	51.00%
Principal activities	Provision of health treatment services